Provisions and other non-financial liabilities - Other Current Non-Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [abstract]
Tax withholdings	$ 2,995	$ 8,750
Other non-income taxes payable	710	0
VAT payable	51,420	33,782
Guarantees received	1,021	1,021
Accrual for dividend	5,909	67,219
Monthly tax provisional payments	17,003	26,160
Deferred income	4,657	4,144
Withholdings from employees and salaries payable	9,175	9,333
Accrued vacations	34,796	35,902
Other current liabilities	353	994
Total	$ 128,039	$ 187,305